Summary of Significant Accounting Policies - Summary of Accounts Receivables by Region (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant accounting policies [line items]
Accounts receivables	€ 83,354,000	€ 15,082,000
Impairment [member]
Disclosure of significant accounting policies [line items]
Accounts receivables	(423,639)	(80,000)
Gross carrying amount [member] | Europe and Asia [member]
Disclosure of significant accounting policies [line items]
Accounts receivables	4,451,611	6,984,944
Gross carrying amount [member] | USA and Canada [member]
Disclosure of significant accounting policies [line items]
Accounts receivables	79,326,304	8,176,758
Gross carrying amount [member] | All other countries [member]
Disclosure of significant accounting policies [line items]
Accounts receivables	€ 0	€ 0